10-Q LEASES - Lease Balances Recorded in Balance Sheet (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Finance lease right-of-use asset	$ 14,907,725	$ 15,033,000	$ 0
Operating lease right-of-use asset	45,732	46,897	51,294
Total right of use assets	14,953,457	15,079,897	51,294
Operating lease liability - current	4,585	4,388	3,650
Operating lease liability - long-term	44,166	45,403	49,791
Finance lease liability	13,035,110	13,043,499	0
Total lease liabilities	$ 13,083,861	$ 13,093,290	$ 53,441
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other liabilities	Accrued expenses and other liabilities	Accrued expenses and other liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other liabilities	Other liabilities	Other liabilities